Offerings - Offering: 1	Nov. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Medium-Term Notes, Series L, due 2028
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 600,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 52,200.00
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933 and relates to the Registration Statement on Form S-3 (No. 333-294677) filed by Caterpillar Financial Services Corporation on March 27, 2026.